Summary Prospectus	February 28, 2013

Invesco Emerging Markets Equity Fund

Class: A (IEMAX), C (IEMCX), R (IEMRX), Y (IEMYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 28, 2013, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	C	R	Y

Management Fees	0.94%	0.94%	0.94%	0.94%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses	2.25	2.25	2.25	2.25

Acquired Fund Fees and Expenses	0.06	0.06	0.06	0.06

Total Annual Fund Operating Expenses	3.50	4.25	3.75	3.25

Fee Waiver and/or Expense Reimbursement[1]	1.59	1.59	1.59	1.59

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.91	2.66	2.16	1.66

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.85%, 2.60%, 2.10% and 1.60%, respectively, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$733	$1,425	$2,139	$4,017

Class C	$369	$1,146	$2,035	$4,318

Class R	$219	$1,000	$1,801	$3,891

Class Y	$169	$852	$1,560	$3,440

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$733	$1,425	$2,139	$4,017

Class C	$269	$1,146	$2,035	$4,318

Class R	$219	$1,000	$1,801	$3,891

Class Y	$169	$852	$1,560	$3,440

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, and in other instruments that have economic characteristics similar to such securities. Emerging markets countries are those countries in the world other than the United States of America, Canada, Japan, Australia, New Zealand, Iceland, Norway, Switzerland, Hong Kong, Singapore, Israel and the developed countries of the European Union. A complete list of developed countries of the European Union can be found in the Fund’s SAI. The Fund uses the following criteria to determine whether an issuer is in an emerging markets country,

1        Invesco Emerging Markets Equity Fund

EME-SUMPRO-1

including whether (1) it is organized under the laws of an emerging markets country; (2) it has a principal office in an emerging markets country; (3) it derives 50% or more of its total revenues from business in an emerging markets country; or (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in an emerging markets country.

The Fund invests primarily in equity securities and depositary receipts. The principal types of equity securities in which the Fund invests are common and preferred stock.

The Fund invests primarily in the securities of large-capitalization issuers; however, the Fund may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.

The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s price relative to its historic return on equity, book value, and earnings. Historic earnings stability and overall debt levels are also considered. In analyzing potential investments, the portfolio managers conduct research on issuers meeting their criteria and may communicate directly with management.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and it is no longer deemed attractively valued relative to other issuers, (2) its fundamentals deteriorate or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Best Quarter (ended March 31, 2012): 12.03%
Worst Quarter (ended June 30, 2012): -10.37%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	Since
	Year	Inception

Class A shares: Inception (5/31/2011)
Return Before Taxes	3.77%	-14.66%
Return After Taxes on Distributions	3.61	-14.91
Return After Taxes on Distributions and Sale of Fund Shares	2.65	-12.44

Class C shares: Inception (5/31/2011)	8.09	-12.15

Class R shares: Inception (5/31/2011)	9.42	-11.81

Class Y shares: Inception (5/31/2011)	10.06	-11.40

MSCI EAFE® Index	17.32	-1.93

MSCI Emerging Markets IndexSM	18.22	-3.75

Lipper Emerging Market Funds Index	20.08	-2.31

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

2        Invesco Emerging Markets Equity Fund

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Ingrid Baker	Portfolio Manager	2011

Jason Kindland	Portfolio Manager	2011

Michelle Middleton	Portfolio Manager	2011

Anuja Singha	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Emerging Markets Equity Fund

invesco.com/us  EME-SUMPRO-1

Summary Prospectus	February 28, 2013

Invesco Emerging Markets Equity Fund

Class: R5 (IEMIX), R6 (EMEFX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 28, 2013, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	R5	R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	R5	R6

Management Fees	0.94%	0.94%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses[1]	1.96	1.96

Acquired Fund Fees and Expenses	0.06	0.06

Total Annual Fund Operating Expenses[1]	2.96	2.96

Fee Waiver and/or Expense Reimbursement[2]	1.30	1.30

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.66	1.66

1	“Other Expenses” and “Total Annual Fund Operating Expenses” for Class R6 are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and R6 shares to 1.60% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R5	$169	$793	$1,443	$3,188

Class R6	$169	$793	$1,443	$3,188

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, and in other instruments that have economic characteristics similar to such securities. Emerging markets countries are those countries in the world other than the United States of America, Canada, Japan, Australia, New Zealand, Iceland, Norway, Switzerland, Hong Kong, Singapore, Israel and the developed countries of the European Union. A complete list of developed countries of the European Union can be found in the Fund’s SAI. The Fund uses the following criteria to determine whether an issuer is in an emerging markets country, including whether (1) it is organized under the laws of an emerging markets country; (2) it has a principal office in an emerging markets country; (3) it derives 50% or more of its total revenues from business in an emerging markets country; or (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in an emerging markets country.

The Fund invests primarily in equity securities and depositary receipts. The principal types of equity securities in which the Fund invests are common and preferred stock.

The Fund invests primarily in the securities of large-capitalization issuers; however, the Fund may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.

The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when

1        Invesco Emerging Markets Equity Fund

EME-SUMPRO-2

evaluating potential investments include an issuer’s price relative to its historic return on equity, book value, and earnings. Historic earnings stability and overall debt levels are also considered. In analyzing potential investments, the portfolio managers conduct research on issuers meeting their criteria and may communicate directly with management.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and it is no longer deemed attractively valued relative to other issuers, (2) its fundamentals deteriorate or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended March 31, 2012): 12.18%
Worst Quarter (ended June 30, 2012): -10.37%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	Since
	Year	Inception

Class R5 shares: Inception (5/31/2011)
Return Before Taxes	10.19%	-11.33%
Return After Taxes on Distributions	9.98	-11.64
Return After Taxes on Distributions and Sale of Fund Shares	6.89	-9.67

Class R6 shares[1]: Inception (9/24/2012)	9.90	-11.52

MSCI EAFE® Index	17.32	-1.93

MSCI Emerging Markets IndexSM	18.22	-3.75

Lipper Emerging Market Funds Index	20.08	-2.31

1	Class R6 shares’ performance shown prior to the inception date is that of the Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Class A shares is May 31, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Ingrid Baker	Portfolio Manager	2011

Jason Kindland	Portfolio Manager	2011

Michelle Middleton	Portfolio Manager	2011

Anuja Singha	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.

The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940

2        Invesco Emerging Markets Equity Fund

Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Emerging Markets Equity Fund

invesco.com/us  EME-SUMPRO-2